TYPE			13F-HR
PERIOD			06/30/05
FILER
CIK			0001107213
CCC			q6atzye@
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  August 11, 2005
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	47
Form 13F Information Table Value Total:	$1,558,460

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109    31056   715087 SH       SOLE                   715087
Alexandria Real Estate Equitie                  015271109    45181   615123 SH       SOLE                   615123
American Financial Realty Trus                  02607P305    14922   970204 SH       SOLE                   970204
Apartment Investment and Manag                  03748R101    38870   949912 SH       SOLE                   949912
Arden Realty, Inc.                              039793104    32018   889876 SH       SOLE                   889876
Avalon Bay Communities                          053484101    58681   726253 SH       SOLE                   726253
Biomed Realty Trust, Inc.                       09063H107    10810   453270 SH       SOLE                   453270
Boston Properties                               101121101    40327   576096 SH       SOLE                   576096
Brookfield Properties Corp                      112900105    37601  1305603 SH       SOLE                  1305603
Camden Property Trust                           133131102    38588   717916 SH       SOLE                   717916
Capital Automotive REIT                         139733109    12512   327787 SH       SOLE                   327787
Catellus Development Corp                       149113102    16405   500148 SH       SOLE                   500148
Columbia Equity Trust, Inc.                     197627102     5593   364340 SH       SOLE                   364340
Corporate Office Properties Tr                  22002T108    18250   619683 SH       SOLE                   619683
Developers Diversified Realty                   251591103    41077   893748 SH       SOLE                   893748
Entertainment Properties Trust                  29380T105     6187   134490 SH       SOLE                   134490
Equity Lifestyle Properties                     29472R108    11852   298092 SH       SOLE                   298092
Equity Office Properties Trust                  294741103    59718  1804161 SH       SOLE                  1804161
Equity Residential Properties                   29476L107    53607  1455915 SH       SOLE                  1455915
Essex Property Trust, Inc.                      297178105    48880   588494 SH       SOLE                   588494
Federal Realty Investment Trus                  313747206    44968   762172 SH       SOLE                   762172
First Potomac Realty Trust                      33610F109     8318   335404 SH       SOLE                   335404
General Growth Properties                       370021107    55617  1353546 SH       SOLE                  1353546
Heritage Property Investment                    42725M107     8166   233180 SH       SOLE                   233180
Highland Hospitality Corp                       430141101     5224   499934 SH       SOLE                   499934
Hilton Hotels Corp                              432848109    22784   955295 SH       SOLE                   955295
Host Marriott Corp                              44107P104    46911  2680652 SH       SOLE                  2680652
Kilroy Realty Corporation                       49427F108    15640   329340 SH       SOLE                   329340
Kimco Realty Corp.                              49446R109    33092   561744 SH       SOLE                   561744
Liberty Property Trust                          531172104    47350  1068604 SH       SOLE                  1068604
Macerich Company                                554382101    19211   286518 SH       SOLE                   286518
Maguire Properties Inc.                         559775101     1613    56900 SH       SOLE                    56900
Mills Corp                                      601148109    42434   698038 SH       SOLE                   698038
Pennsylvania REIT                               709102107    24639   518719 SH       SOLE                   518719
Prentiss Properties, Inc.                       740706106    31918   875901 SH       SOLE                   875901
Prologis Trust                                  743410102    59245  1472291 SH       SOLE                  1472291
Public Storage, Inc.                            74460D109    46694   738252 SH       SOLE                   738252
Reckson Associates                              75621K106    25464   758998 SH       SOLE                   758998
SL Green Realty                                 78440X101     1651    25600 SH       SOLE                    25600
Simon Property Group, Inc.                      828806109   105097  1449813 SH       SOLE                  1449813
Starwood Hotels & Resorts Worl                  85590A203    41153   702636 SH       SOLE                   702636
Sunstone Hotel Investors, Inc.                  867892101    31632  1303860 SH       SOLE                  1303860
Trizec Properties Inc.                          89687P107    50973  2478015 SH       SOLE                  2478015
United Dominion Realty                          910197102    43136  1793588 SH       SOLE                  1793588
Ventas Inc.                                     92276F100    48037  1590619 SH       SOLE                  1590619
Vornado Realty Trust                            929042109    37784   469955 SH       SOLE                   469955
Weingarten Realty Investment T                  948741103    37574   958023 SH       SOLE                   958023